Financial Assets and Liabilities - Summary of Non-current Borrowings (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	R$ 41,417,669	R$ 37,320,391
13 to 24 months [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	4,339,743	3,759,874
25 to 36 months [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	2,968,458	3,667,857
37 to 48 months [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	4,029,690	7,480,137
49 to 60 months [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	984,015	4,298,007
61 to 72 months [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	6,902,914	640,000
73 to 84 months [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	4,701,952	5,427,729
85 to 96 months [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	6,595,854	4,023,694
Thereafter [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	R$ 10,895,043	R$ 8,023,093